Shareholders' Equity (Details) - USD ($)				12 Months Ended
		Apr. 20, 2023	Jan. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Authorized share capital (in Dollars)				$ 50,000
Common stock, shares authorized				500,000,000
Common stock, par or stated value per share (in Dollars per share)				$ 0.0001
Initial public offering (in Dollars)		$ 8,161,783		$ 11,000,000
Net increase in capital contribution (in Dollars)				$ 8,161,783
Statutory reserves unit percentage				10.00%
Registered capital percentage				50.00%
Statutory reserves (in Dollars)				$ 282,545	$ 282,545
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]			300,000,000	300,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Common Unit, Issued						68,442
Common Unit, Outstanding						68,442
Stock issued during period, shares			8,144,598
Ordinary shares outstanding	[1]			10,963,040	8,213,040
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Stock issued during period, shares		2,750,000
Ordinary shares outstanding			10,963,040
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding	[2]			10,963,040	8,213,040		8,213,040	8,213,040
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]			200,000,000	200,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Common Unit, Issued						31,558
Common Unit, Outstanding						31,558
Stock issued during period, shares			3,755,402
Ordinary shares outstanding	[1]			3,786,960	3,786,960
Class B Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding			3,786,960
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)				$ 0.0001
Ordinary shares outstanding	[2]			3,786,960	3,786,960		3,786,960	3,786,960

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).
[2]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).